Financial instruments - Fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets	The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as trade and other receivables and payables.

	Carrying amount				Fair value
	Fair value - Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2020
Financial assets measured at fair value
Forward exchange contracts (Note 16)	1,246	—	—	1,246	—	1,246	—	1,246
Interest rate swaps (Note 10)	2	—	—	2	—	2	—	2
Cap contracts (Note 12)	15	—	—	15	—	15	—	15
	1,262	—	—	1,262

Financial assets not measured at fair value
Non-current receivables (Note 10)	—	48,371	—	48,371	—	—	44,512	44,512
Lease receivables (Note 10)	—	6,681	—	6,681	—	5,841	—	5,841
Trade and other receivables * (Note 12)	—	191,633	—	191,633	—	—	—	—
Cash and cash equivalents (Note 13)	—	161,478	—	161,478	—	—	—	—
	—	408,163	—	408,163

Financial liabilities measured at fair value
Interest rate swaps (Note 18)	6,385	—	—	6,385	—	6,385	—	6,385
	6,385	—	—	6,385

Financial liabilities not measured at fair value
Secured bank loans (Note 16)	—	—	856,860	856,860	—	864,848	—	864,848
Unsecured other notes (Note 16)	—	—	198,279	198,279	207,099	—	—	207,099
Other borrowings (Note 16)	—	—	151,353	151,353	—	151,353	—	151,353
Lease liabilities (Note 16)	—	—	66,921	66,921	—	62,387	—	62,387
Trade and other payables * (Note 18)	—	—	71,958	71,958	—	—	—	—
Advances received on contracts (Note 18)	—	—	508	508	—	—	—	—
		—	1,345,879	1,345,879

	Carrying amount				Fair value
	Fair value - Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2021
Financial assets measured at fair value
Interest rate swaps (Note 10)	6,392	—	—	6,392	—	6,392	—	6,392
Cap contracts (Note 12)	2	—	—	2	—	2	—	2
	6,394	—	—	6,394

Financial assets not measured at fair value
Non-current receivables (Note 10)	—	44,669	—	44,669	—	—	42,150	42,150
Lease receivables (Note 10)	—	4,578	—	4,578	—	3,816	—	3,816
Trade and other receivables * (Note 12)	—	213,641	—	213,641	—	—	—	—
Cash and cash equivalents (Note 13)	—	152,528	—	152,528	—	—	—	—
	—	415,416	—	415,416

Financial liabilities measured at fair value
Forward exchange contracts (Note 16)	2,927	—	—	2,927	—	2,927	—	2,927
Interest rate swaps (Note 18)	2,987	—	—	2,987	—	2,987	—	2,987
	5,914	—	—	5,914

Financial liabilities not measured at fair value
Secured bank loans (Note 16)	—	—	1,205,148	1,205,148	—	1,234,739	—	1,234,739
Unsecured other notes (Note 16)	—	—	263,920	263,920	68,722	194,586	—	263,308
Other borrowings (Note 16)	—	—	204,061	204,061	—	204,061	—	204,061
Lease liabilities (Note 16)	—	—	39,051	39,051	—	36,913	—	36,913
Trade and other payables * (Note 18)	—	—	76,319	76,319	—	—	—	—
Advances received on contracts (Note 18)	—	—	503	503	—	—	—	—
	—	—	1,789,002	1,789,002

* Deferred charges, deferred fulfillment costs and VAT receivables (included in other receivables) (see Note 12), deferred income and VAT payables (included in other payables) (see Note 18), which are not financial assets (liabilities) are not included.

Disclosure of financial liabilities	The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as trade and other receivables and payables.

	Carrying amount				Fair value
	Fair value - Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2020
Financial assets measured at fair value
Forward exchange contracts (Note 16)	1,246	—	—	1,246	—	1,246	—	1,246
Interest rate swaps (Note 10)	2	—	—	2	—	2	—	2
Cap contracts (Note 12)	15	—	—	15	—	15	—	15
	1,262	—	—	1,262

Financial assets not measured at fair value
Non-current receivables (Note 10)	—	48,371	—	48,371	—	—	44,512	44,512
Lease receivables (Note 10)	—	6,681	—	6,681	—	5,841	—	5,841
Trade and other receivables * (Note 12)	—	191,633	—	191,633	—	—	—	—
Cash and cash equivalents (Note 13)	—	161,478	—	161,478	—	—	—	—
	—	408,163	—	408,163

Financial liabilities measured at fair value
Interest rate swaps (Note 18)	6,385	—	—	6,385	—	6,385	—	6,385
	6,385	—	—	6,385

Financial liabilities not measured at fair value
Secured bank loans (Note 16)	—	—	856,860	856,860	—	864,848	—	864,848
Unsecured other notes (Note 16)	—	—	198,279	198,279	207,099	—	—	207,099
Other borrowings (Note 16)	—	—	151,353	151,353	—	151,353	—	151,353
Lease liabilities (Note 16)	—	—	66,921	66,921	—	62,387	—	62,387
Trade and other payables * (Note 18)	—	—	71,958	71,958	—	—	—	—
Advances received on contracts (Note 18)	—	—	508	508	—	—	—	—
		—	1,345,879	1,345,879

	Carrying amount				Fair value
	Fair value - Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2021
Financial assets measured at fair value
Interest rate swaps (Note 10)	6,392	—	—	6,392	—	6,392	—	6,392
Cap contracts (Note 12)	2	—	—	2	—	2	—	2
	6,394	—	—	6,394

Financial assets not measured at fair value
Non-current receivables (Note 10)	—	44,669	—	44,669	—	—	42,150	42,150
Lease receivables (Note 10)	—	4,578	—	4,578	—	3,816	—	3,816
Trade and other receivables * (Note 12)	—	213,641	—	213,641	—	—	—	—
Cash and cash equivalents (Note 13)	—	152,528	—	152,528	—	—	—	—
	—	415,416	—	415,416

Financial liabilities measured at fair value
Forward exchange contracts (Note 16)	2,927	—	—	2,927	—	2,927	—	2,927
Interest rate swaps (Note 18)	2,987	—	—	2,987	—	2,987	—	2,987
	5,914	—	—	5,914

Financial liabilities not measured at fair value
Secured bank loans (Note 16)	—	—	1,205,148	1,205,148	—	1,234,739	—	1,234,739
Unsecured other notes (Note 16)	—	—	263,920	263,920	68,722	194,586	—	263,308
Other borrowings (Note 16)	—	—	204,061	204,061	—	204,061	—	204,061
Lease liabilities (Note 16)	—	—	39,051	39,051	—	36,913	—	36,913
Trade and other payables * (Note 18)	—	—	76,319	76,319	—	—	—	—
Advances received on contracts (Note 18)	—	—	503	503	—	—	—	—
	—	—	1,789,002	1,789,002

* Deferred charges, deferred fulfillment costs and VAT receivables (included in other receivables) (see Note 12), deferred income and VAT payables (included in other payables) (see Note 18), which are not financial assets (liabilities) are not included.

Disclosure of financial instruments not measured at fair value	The following tables show the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs used.

Financial instruments measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Forward exchange contracts
Forward pricing: the fair value is determined using quoted forward exchange rates at the reporting date and present value calculations based on high credit quality yield curve in the respective currencies.
Not applicable

Interest rate swaps
Swap models: the fair value is calculated as the present value of the estimated future cash flows. Estimates of future floating-rate cash flows are based on quoted swap rates, futures prices and interbank borrowing rates.
Not applicable

Forward cap contracts	Fair values for both the derivative and the hypothetical derivative are determined based on the net present value of the expected cash flows using LIBOR rate curves, futures and basis spreads.	Not applicable

Financial instruments not measured at fair value

Type	Valuation Techniques	Significant unobservable inputs
Non-current receivables (consisting primarily of shareholders' loans)	Discounted cash flow	Discount rate and forecasted cash flows
Lease receivables	Discounted cash flow	Discount rate
Other financial liabilities (consisting of secured and unsecured bank loans and other notes and lease liabilities)	Discounted cash flow	Discount rate
Other financial notes (consisting of unsecured notes)	List price	Not applicable

Disclosure of financial assets that are either past due or impaired	The ageing of current trade and other receivables is as follows:

(in thousands of USD)	2021	2020
Not past due	205,737	183,138
Past due 0-30 days	12,980	9,961
Past due 31-365 days	16,518	16,253
More than one year	2,510	5,127
Total trade and other receivables	237,745	214,479

Schedule and maturity of non-derivative liabilities

(in thousands of USD)	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	628,711	—	1,652	—	630,363
Between 1 and 5 years	545,233	198,571	41,509	107,978	893,291
More than 1 year	1,173,944	198,571	43,161	107,978	1,523,654
Less than 1 year	49,507	—	32,463	139,235	221,205
At January 1, 2020	1,223,451	198,571	75,624	247,213	1,744,859

New loans	630,000	—	25,703	263,827	919,530
Scheduled repayments	(88,989)	—	(34,492)	(371,021)	(494,502)
Early repayments	(905,000)	(1,000)	—	—	(906,000)
Other changes	(2,602)	708	—	—	(1,894)
Translation differences	—	—	86	11,334	11,420
Balance at December 31, 2020	856,860	198,279	66,921	151,353	1,273,413

More than 5 years	631,044	—	—	—	631,044
Between 1 and 5 years	205,274	198,279	21,172	100,056	524,781
More than 1 year	836,318	198,279	21,172	100,056	1,155,825
Less than 1 year	20,542	—	45,749	51,297	117,588
Balance at December 31, 2020	856,860	198,279	66,921	151,353	1,273,413

	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	631,044	—	—	—	631,044
Between 1 and 5 years	205,274	198,279	21,172	100,056	524,781
More than 1 year	836,318	198,279	21,172	100,056	1,155,825
Less than 1 year	20,542	—	45,749	51,297	117,588
At January 1, 2021	856,860	198,279	66,921	151,353	1,273,413

New loans	937,825	200,000	24,729	371,755	1,534,309
Scheduled repayments	(27,232)	—	(52,550)	(316,069)	(395,851)
Early repayments	(567,000)	(131,800)		—	(698,800)

Other changes	4,695	(2,559)	—	—	2,136
Translation differences	—	—	(49)	(2,978)	(3,027)
Balance at December 31, 2021	1,205,148	263,920	39,051	204,061	1,712,180

More than 5 years	102,419	—	74	—	102,493
Between 1 and 5 years	1,073,416	196,895	16,685	86,198	1,373,194
More than 1 year	1,175,835	196,895	16,759	86,198	1,475,687
Less than 1 year	29,313	67,025	22,292	117,863	236,493
Balance at December 31, 2021	1,205,148	263,920	39,051	204,061	1,712,180
The following are the remaining contractual maturities of financial liabilities:

	Contractual cash flows December 31, 2020
(in thousands of USD)	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 16)	1,055,139	1,191,925	55,079	474,687	662,159
Other borrowings (Note 16)	151,353	180,865	61,320	119,545	—
Lease liabilities (Note 16)	66,921	70,245	47,976	22,150	119
Current trade and other payables * (Note 18)	71,958	71,958	71,958	—	—
	1,345,371	1,514,993	236,333	616,382	662,278

Derivative financial liabilities
Interest rate swaps (Note 18)	6,385	8,601	2,194	6,406	—
Forward exchange contracts (Note 18)	—	—	—	—	—
	6,385	8,601	2,194	6,406	—

	Contractual cash flows December 31, 2021
	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 16)	1,469,068	1,667,567	145,175	1,413,221	109,172
Other borrowings (Note 16)	204,061	223,550	126,672	96,878	—
Lease liabilities (Note 16)	39,051	41,125	23,464	17,585	77
Current trade and other payables * (Note 18)	76,319	76,319	76,319	—	—
	1,788,499	2,008,562	371,629	1,527,684	109,249

Derivative financial liabilities
Interest rate swaps (Note 18)	2,987	6,505	2,397	4,108	—
Forward exchange contracts (Note 18)	—	—	—	—	—
	2,987	6,505	2,397	4,108	—
* Deferred income and VAT payables (included in other payables) (see Note 18), which are not financial liabilities, are not included.

Schedule and maturity of derivative liabilities
The following are the remaining contractual maturities of financial liabilities:

	Contractual cash flows December 31, 2020
(in thousands of USD)	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 16)	1,055,139	1,191,925	55,079	474,687	662,159
Other borrowings (Note 16)	151,353	180,865	61,320	119,545	—
Lease liabilities (Note 16)	66,921	70,245	47,976	22,150	119
Current trade and other payables * (Note 18)	71,958	71,958	71,958	—	—
	1,345,371	1,514,993	236,333	616,382	662,278

Derivative financial liabilities
Interest rate swaps (Note 18)	6,385	8,601	2,194	6,406	—
Forward exchange contracts (Note 18)	—	—	—	—	—
	6,385	8,601	2,194	6,406	—

	Contractual cash flows December 31, 2021
	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 16)	1,469,068	1,667,567	145,175	1,413,221	109,172
Other borrowings (Note 16)	204,061	223,550	126,672	96,878	—
Lease liabilities (Note 16)	39,051	41,125	23,464	17,585	77
Current trade and other payables * (Note 18)	76,319	76,319	76,319	—	—
	1,788,499	2,008,562	371,629	1,527,684	109,249

Derivative financial liabilities
Interest rate swaps (Note 18)	2,987	6,505	2,397	4,108	—
Forward exchange contracts (Note 18)	—	—	—	—	—
	2,987	6,505	2,397	4,108	—
* Deferred income and VAT payables (included in other payables) (see Note 18), which are not financial liabilities, are not included.

Schedule of sensitivity analysis
Every increase (decrease) of $1,000 on the spot tanker freight market (VLCC and Suezmax) per day would have increased (decreased) profit or loss by the amounts shown below:

(effect in thousands of USD)	2021		2020		2019
	Profit or loss		Profit or loss		Profit or loss
	$1,000	$1,000	$1,000	$1,000	$1,000	$1,000
	Increase	Decrease	Increase	Decrease	Increase	Decrease
	21,270	(21,270)	19,638	(19,638)	22,601	(22,581)
This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

	Profit or Loss		Equity
	50 BP	50 BP	50 BP	50 BP
(effect in thousands of USD)	Increase	Decrease	Increase	Decrease
December 31, 2019
Variable rate instruments	(6,195)	6,195	—	—
Interest rate swaps	—	—	1,553	(1,433)
Cash Flow Sensitivity (Net)	(6,195)	6,195	1,553	(1,433)

December 31, 2020
Variable rate instruments	(3,819)	2,484	—	—
Interest rate swaps	—	—	5,542	(5,343)
Cash Flow Sensitivity (Net)	(3,819)	2,484	5,542	(5,343)

December 31, 2021
Variable rate instruments	(6,606)	2,133	—	—
Interest rate swaps	—	—	4,594	(4,222)
Cash Flow Sensitivity (Net)	(6,606)	2,133	4,594	(4,222)

This analysis assumes that all other variables, in particular interest rates, remain constant.

(in thousands of USD)	2021	2020	2019
Equity	683	735	437
Profit or loss	(9,573)	(10,412)	(9,952)

Disclosure of financial instruments by type of interest rate
At the reporting date the interest rate profile of the Group's interest-bearing financial instruments was:

(in thousands of USD)	2021	2020
FIXED RATE INSTRUMENTS
Financial assets	20,228	17,271
Financial liabilities	403,026	377,899
	423,255	395,170

VARIABLE RATE INSTRUMENTS
Financial liabilities	1,309,154	895,514
	1,309,154	895,514

Schedule of currency risk related to operating expenses
The Group’s exposure to currency risk is related to its operating expenses expressed in Euros and to Treasury Notes denominated in Euros. In 2021 about 13.9% (2020: 14.4% and 2019: 12.5%) of the Group's total operating expenses were incurred in Euros. Revenue and borrowings are expressed in USD only, except for instruments issued under the Treasury Notes Program (Note 16).

(in thousands of USD)	December 31, 2021		December 31, 2020 (revised)*		December 31, 2019 (revised)*
	EUR	USD	EUR	USD	EUR	USD
Trade payables	(5,680)	(20,332)	(5,662)	(21,564)	(4,002)	(18,735)
Operating expenses	(101,039)	(625,627)	(97,082)	(611,777)	(87,003)	(657,078)
Treasury Notes	(104,006)	—	(38,654)	—	(122,788)	—
* To improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost & revenue elements without impact on profit (loss) for the period. Please refer to Note 1.6 for further details.

Disclosure of detailed information about hedging instruments	The hedging instruments were as follows:

	2021
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change recognized in OCI
Interest rate swaps
$220.0 million facility	39,513	—	(462)	1,902
$173.6 million facility - Cap Quebec and Cap Pembroke	63,490	—	(2,987)	2,968
$173.6 million facility - Cap Corpus Christi and Cap Port Arthur	66,817	1,353	—	1,614
$713.0 million facility	237,222	5,039	—	4,665
Forward cap contracts
Cap options	200,000	2	—	605
At December 31, 2021, the Group held the following instruments to hedge exposures to changes in interest rates:

	Maturity
(in thousands of USD)	1-6 months	6-12 months	More than 1 year

Interest rate risk
Interest rate swaps
Net exposure	(15,704)	(15,982)	(93,737)
Average fixed interest rate	0.80%	0.80%	0.78%

At December 31, 2020, the Group held the following instruments to hedge exposures to changes in interest rates:

	Maturity
(in thousands of USD)	1-6 months	6-12 months	More than 1 year

Interest rate risk
Interest rate swaps
Net exposure	(10,855)	(10,942)	(81,803)
Average fixed interest rate	2.96%	2.96%	2.96%

The amounts at the reporting date relating to items designated as hedged items were as follows:

	December 31, 2021		December 31, 2020
(in thousands of USD)	Change in value used for calculating hedge ineffectiveness	Cash flow hedge reserve	Change in value used for calculating hedge ineffectiveness	Cash flow hedge reserve

Interest rate risk
Variable-rate instruments	(9,247)	2,862	2,989	(6,385)
Cap option	(605)	(466)	(116)	(1,071)

The amounts relating to items designated as hedging instruments and hedge ineffectiveness were as follows:

	2021				During the period 2021
(in thousands of USD)	Nominal amount	Carrying amount - Assets	Carrying amount - Liabilities	Line item in the statement of financial position where the hedging instrument is included	Changes in the value of the hedging instrument recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk
Interest rate swaps	367,530	6,392	2,987	Trade and other receivables, non-current and current other payables	9,247	(78)	Finance expenses
Cap options	200,000	2	—	Trade and other receivables	605	—	Finance expenses

	2020				During the period 2020
(in thousands of USD)	Nominal amount	Carrying amount - Assets	Carrying amount - Liabilities	Line item in the statement of financial position where the hedging instrument is included	Changes in the value of the hedging instrument recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk
Interest rate swaps	70,143	2	6,385	Trade and other receivables, non-current and current other payables	(2,989)	(108)	Finance expenses
Cap options	200,000	15	—	Trade and other receivables	116	—	Finance expenses

The following table provides a reconciliation by risk category of components of equity and analysis of OCI items, net of tax, resulting from cash flow hedge accounting:

(in thousands of USD)	Hedging reserve

Balance at January 1, 2021	(7,456)
Cash flow hedges
Change in fair value interest rate risk	9,852
Balance at December 31, 2021	2,396

Balance at January 1, 2020	(4,583)
Cash flow hedges
Change in fair value interest rate risk	(2,873)
Balance at December 31, 2020	(7,456)